Acquisitions and Divestitures - Fair value of assets and liabilities in connections with acquisitions (Details) $ in Millions, $ in Billions				12 Months Ended
	Dec. 20, 2024 USD ($)	Nov. 29, 2024 USD ($)	Oct. 01, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2024 USD ($)	Oct. 01, 2024 CAD ($)
Assets
Portfolio investments					$ 104.5
Deferred income tax assets					17.0
Goodwill and intangible assets					2,237.7
Other assets					991.9
Total assets					3,351.1
Liabilities
Accounts payable and accrued liabilities					684.2
Deferred income tax liabilities					235.3
Borrowings - non-insurance companies					452.5
Total liabilities					1,372.0
Non-controlling interests					0.4
Purchase consideration					1,978.7
Total					3,351.1
Total
Additional disclosures
Subsidiary cash and cash equivalents					$ 100.7
Sleep Country
Acquisitions and Divestitures
Percentage of equity interest			100.00%
Assets
Portfolio investments			$ 27.9
Deferred income tax assets			16.7
Goodwill and intangible assets			969.9
Other assets			455.9
Total assets			1,470.4
Liabilities
Accounts payable and accrued liabilities			382.0
Deferred income tax liabilities			77.2
Borrowings - non-insurance companies			130.6
Total liabilities			589.8
Purchase consideration			880.6			$ 1.2
Total			1,470.4
Additional disclosures
Goodwill			547.6
Intangible assets			422.3
Property plant and equipment and right-of-use assets			311.0
Inventory acquired			94.5
Lease liability			226.3
Accounts payable			108.8
Sleep Country | Brand names
Additional disclosures
Intangible assets			$ 365.4
Meadow Foods
Acquisitions and Divestitures
Percentage of equity interest		93.20%
Assets
Portfolio investments		$ 12.5
Goodwill and intangible assets		553.8
Other assets		204.0
Total assets		770.3
Liabilities
Accounts payable and accrued liabilities		107.5
Deferred income tax liabilities		89.8
Borrowings - non-insurance companies		239.5
Total liabilities		436.8
Non-controlling interests		0.4
Purchase consideration		333.1
Total		770.3
Additional disclosures
Goodwill		226.8
Intangible assets		327.0
Property plant and equipment and right-of-use assets		85.9
Revenue receivables		78.1
Accounts payable		78.8
Meadow Foods | Customer relationships
Additional disclosures
Intangible assets		$ 241.1
Peak Achievement
Acquisitions and Divestitures
Percentage of equity interest	100.00%			42.60%
Assets
Portfolio investments	$ 64.1
Deferred income tax assets	0.3
Goodwill and intangible assets	714.0
Other assets	332.0
Total assets	1,110.4
Liabilities
Accounts payable and accrued liabilities	194.7
Deferred income tax liabilities	68.3
Borrowings - non-insurance companies	82.4
Total liabilities	345.4
Purchase consideration	765.0
Total	1,110.4
Additional disclosures
Goodwill	271.0
Intangible assets	443.0
Inventory acquired	133.7
Revenue receivables	116.0
Peak Achievement | Brand names
Additional disclosures
Intangible assets	$ 342.6